Parent-Only Financial Statements, Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	$ 19,549	$ 22,393	$ 22,183
Other comprehensive income (loss), net of tax:
Debt securities (1)	4,193	(3,206)	1,204
Defined benefit plans adjustment	73	(135)	135
Wells Fargo other comprehensive income (loss), net of tax	4,544	(3,674)	825
Wells Fargo comprehensive income	24,093	18,719	23,008
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Net unrealized gains (losses) arising during the period, Net of tax	4,102	(3,393)	1,663
Reclassification of net (gains) losses to net income, Net of tax	91	187	(459)
Parent Company [Member]
Parent-Only Statement of Comprehensive Income [Abstract]
Net income	19,549	22,393	22,183
Other comprehensive income (loss), net of tax:
Debt securities (1)	(45)	(12)	94
Derivatives and hedging activities	(12)	(198)	(158)
Defined benefit plans adjustment	75	(132)	118
Equity in other comprehensive income (loss) of subsidiaries	4,526	(3,332)	771
Wells Fargo other comprehensive income (loss), net of tax	4,544	(3,674)	825
Wells Fargo comprehensive income	$ 24,093	$ 18,719	23,008
Parent Company [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Net unrealized gains (losses) arising during the period, Net of tax			3
Reclassification of net (gains) losses to net income, Net of tax			$ (21)